Finance income (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income
Schedule of Finance income

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Income from deposits	5,301	844	130
Interest in respect of loan from related party	74	-	-
Exchange differences	508	7,326	-
Total finance income	5,883	8,170	130